Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Redeemable Class A Shares [Member]
Schedule of Basic and Diluted Net Income Per Ordinary Share [Line Items]
Allocation of net income, basic	$ 513,939	$ 1,151,616	$ 1,089,931	$ 2,320,811	$ 2,764,139	$ 4,099,178
Basic weighted average Ordinary Shares outstanding	14,009,438	16,000,000	14,999,220	16,000,000	10,522,034	16,000,000
Basic net income per Ordinary Share	$ 0.04	$ 0.07	$ 0.07	$ 0.15	$ 0.26	$ 0.26
Allocation of net income, diluted					$ 2,747,800	$ 4,099,178
Diluted weighted average Ordinary Shares outstanding	14,009,438	16,000,000	14,999,220	16,000,000	10,522,034	16,000,000
Diluted net income per Ordinary Share	$ 0.04	$ 0.07	$ 0.07	$ 0.15	$ 0.26	$ 0.26
Non-Redeemable Class B Shares [Member]
Schedule of Basic and Diluted Net Income Per Ordinary Share [Line Items]
Allocation of net income, basic					$ 1,445,200	$ 1,440,252
Basic weighted average Ordinary Shares outstanding					5,501,329	5,621,622
Basic net income per Ordinary Share					$ 0.26	$ 0.26
Allocation of net income, diluted					$ 1,461,539	$ 1,440,252
Diluted weighted average Ordinary Shares outstanding					5,596,611	5,621,622
Diluted net income per Ordinary Share					$ 0.26	$ 0.26